SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Computer software
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life	3 years
Minimum | Lab and office equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life	4 years
Minimum | Computer equipment and software
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life	3 years
Maximum | Lab and office equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life	7 years
Maximum | Computer equipment and software
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life	5 years